Segment Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($) Segment	Jun. 30, 2025 CAD ($)
Segment Information [Line Items]
Number of operating segments | Segment			2
Revenue	$ 79,493	$ 106,106	$ 166,553	$ 222,855
Two Significant Customers [Member]
Segment Information [Line Items]
Revenue percentage	10.00%	10.00%	10.00%	10.00%
Revenue			$ 75,700	$ 109,200
One Significant Customers [Member]
Segment Information [Line Items]
Revenue	$ 38,800	$ 52,500